OPERATING SEGMENTS - Disclosure of detailed information about revenue and expenses by reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line items]
Total revenue	$ 401,177	$ 376,245
Direct cost of revenue	335,722	322,341
Gross profit	65,455	53,904
Direct adjusted operating expenses	24,539	22,247
Contribution	40,916	31,657
Indirect adjusted operating expenses	14,328	13,718
Finance income	(908)	(666)
Finance costs	211
Equity-settled share-based payment expense	5,172	4,381
Income tax expense	5,155	3,104
Depreciation and amortization	4,668	3,364
Foreign exchange loss (gain)	401	(36)
Net income	11,889	7,792
Loyalty Currency Retailing [Member]
Disclosure of operating segments [Line items]
Total revenue	391,045	366,421
Direct cost of revenue	335,032	321,615
Gross profit	56,013	44,806
Direct adjusted operating expenses	13,830	12,941
Contribution	42,183	31,865
Platform Partners [Member]
Disclosure of operating segments [Line items]
Total revenue	7,577	7,979
Direct cost of revenue	665	615
Gross profit	6,912	7,364
Direct adjusted operating expenses	3,871	3,784
Contribution	3,041	3,580
Points Travel [Member]
Disclosure of operating segments [Line items]
Total revenue	2,555	1,845
Direct cost of revenue	25	111
Gross profit	2,530	1,734
Direct adjusted operating expenses	6,838	5,522
Contribution	$ (4,308)	$ (3,788)